Consolidated statement of changes in equity - EUR (€) € in Millions		Total	Amendments to IFRS 9 Classification and Measurement	Balance as of January 1, 2026	Total shareholders’ equity	Total shareholders’ equity Amendments to IFRS 9 Classification and Measurement	Total shareholders’ equity Balance as of January 1, 2026	Common shares (no par value)	Common shares (no par value) Amendments to IFRS 9 Classification and Measurement	Common shares (no par value) Balance as of January 1, 2026	Additional paid-in capital	Additional paid-in capital Amendments to IFRS 9 Classification and Measurement	Additional paid-in capital Balance as of January 1, 2026	Retained earnings	Retained earnings Amendments to IFRS 9 Classification and Measurement	Retained earnings Balance as of January 1, 2026	Common shares in treasury, at cost	Common shares in treasury, at cost Amendments to IFRS 9 Classification and Measurement	Common shares in treasury, at cost Balance as of January 1, 2026	Equity classified as obligation to purchase common shares	Equity classified as obligation to purchase common shares Amendments to IFRS 9 Classification and Measurement	Equity classified as obligation to purchase common shares Balance as of January 1, 2026	Accumulated other comprehensive income, net of tax		Accumulated other comprehensive income, net of tax Amendments to IFRS 9 Classification and Measurement	[1]	Accumulated other comprehensive income, net of tax Balance as of January 1, 2026	[1]	On financial assets at fair value through other comprehensive income, net of tax [2]	On financial assets at fair value through other comprehensive income, net of tax Amendments to IFRS 9 Classification and Measurement	[2]	On financial assets at fair value through other comprehensive income, net of tax Balance as of January 1, 2026	[2]	Attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax [2]	Attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax Amendments to IFRS 9 Classification and Measurement	[2]	Attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax Balance as of January 1, 2026	[2]	On derivatives hedging variability of cash flows, net of tax [2]	On derivatives hedging variability of cash flows, net of tax Amendments to IFRS 9 Classification and Measurement	[2]	On derivatives hedging variability of cash flows, net of tax Balance as of January 1, 2026	[2]	On assets classified as held for sale, net of tax [2]	On assets classified as held for sale, net of tax Amendments to IFRS 9 Classification and Measurement	[2]	On assets classified as held for sale, net of tax Balance as of January 1, 2026	[2]	Foreign currency translation, net of tax [2]	Foreign currency translation, net of tax Amendments to IFRS 9 Classification and Measurement	[2]	Foreign currency translation, net of tax Balance as of January 1, 2026	[2]	Unrealized net gains (losses) from equity method investments	Unrealized net gains (losses) from equity method investments Amendments to IFRS 9 Classification and Measurement	Unrealized net gains (losses) from equity method investments Balance as of January 1, 2026	Additional equity components	[3]	Additional equity components Amendments to IFRS 9 Classification and Measurement	[3]	Additional equity components Balance as of January 1, 2026	[3]	Noncontrolling interests	Noncontrolling interests Amendments to IFRS 9 Classification and Measurement	Noncontrolling interests Balance as of January 1, 2026
Equity, beginning balance at Dec. 31, 2024		€ 81,865			€ 68,709			€ 5,106			€ 39,744			€ 25,873			€ (713)			€ 0			€ (1,300)	[1]					€ (1,196)					€ (108)					€ 23					€ 0					€ (12)					€ (7)			€ 11,550						€ 1,606
Total comprehensive income (loss), net of tax	[1]	1,282			1,292			0			0			3,758			0			0			(2,466)						241					(21)					119					0					(2,834)					28			0						(9)
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0			0			0			0			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0			0			0			0			(4)			0			0			4	[1]					0					4					0					0					0					0			0						0
Common shares cancelled	[4]	0			0			(119)			(556)			0			675			0			0	[1]					0					0					0					0					0					0			0						0
Cash dividends paid		(1,411)			(1,315)			0			0			(1,315)			0			0			0	[1]					0					0					0					0					0					0			0						(96)
Coupon on additional equity components, before tax		(728)			(728)			0			0			(728)			0			0			0	[1]					0					0					0					0					0					0			0						0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(79)			(79)			0			0			(79)			0			0			0	[1]					0					0					0					0					0					0			0						0
Net change in share awards in the reporting period		(135)			(135)			0			(135)			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Treasury shares distributed under share-based compensation plans		428			428			0			0			0			428			0			0	[1]					0					0					0					0					0					0			0						0
Tax benefits related to share-based compensation plans		73			73			0			73			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Additions to Equity classified as obligation to purchase common shares	[5]	0			0			0			0			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Deductions from Equity classified as obligation to purchase common shares	[6]	0			0			0			0			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Option premiums and other effects from options on common shares		(75)			(75)			0			(75)			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Purchases of treasury shares		(867)			(867)			0			0			0			(867)			0			0	[1]					0					0					0					0					0					0			0						0
Sale of treasury shares		0			0			0			0			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Net gains (losses) on treasury shares sold		0			0			0			0			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Other		44			(202)			0			(202)			0			0			0			0	[1]					0					0					0					0					0					0			290	[7]					(44)
Equity, ending balance at Jun. 30, 2025		80,398			67,101			4,988			38,849			27,505			(477)			0			(3,763)	[1]					(955)					(125)					142					0					(2,846)					20			11,840						1,457
Equity, beginning balance at Dec. 31, 2025		82,285	€ 0	€ 82,285	69,015	€ 0	€ 69,015	4,891	€ 0	€ 4,891	38,281	€ 0	€ 38,281	30,275	€ 0	€ 30,275	(185)	€ 0	€ (185)	0	€ 0	€ 0	(4,247)	[1]	€ 0		€ (4,247)		(819)	€ 0		€ (819)		(192)	€ 0		€ (192)		(36)	€ 0		€ (36)		0	€ 0		€ 0		(3,211)	€ 0		€ (3,211)		10	€ 0	€ 10	11,708		€ 0		€ 11,708		1,562	€ 0	€ 1,562
Total comprehensive income (loss), net of tax	[1]	4,046			3,908			0			0			3,850			0			0			58						(32)					(25)					(335)					0					448					2			0						137
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0			0			0			0			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0			0			0			0			(9)			0			0			9	[1]					0					9					0					0					0					0			0						0
Common shares cancelled	[4]	0			0			0			0			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Cash dividends paid		(2,001)			(1,878)			0			0			(1,878)			0			0			0	[1]					0					0					0					0					0					0			0						(123)
Coupon on additional equity components, before tax		(796)			(796)			0			0			(796)			0			0			0	[1]					0					0					0					0					0					0			0						0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(91)			(91)			0			0			(91)			0			0			0	[1]					0					0					0					0					0					0			0						0
Net change in share awards in the reporting period		(197)			(197)			0			(197)			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Treasury shares distributed under share-based compensation plans		559			559			0			0			0			559			0			0	[1]					0					0					0					0					0					0			0						0
Tax benefits related to share-based compensation plans		(114)			(114)			0			(114)			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Additions to Equity classified as obligation to purchase common shares	[5]	(1,000)			(1,000)			0			0			0			0			(1,000)			0	[1]					0					0					0					0					0					0			0						0
Deductions from Equity classified as obligation to purchase common shares	[6]	672			672			0			0			0			0			672			0	[1]					0					0					0					0					0					0			0						0
Option premiums and other effects from options on common shares		(111)			(111)			0			(111)			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Purchases of treasury shares		(1,215)			(1,215)			0			0			0			(1,215)			0			0	[1]					0					0					0					0					0					0			0						0
Sale of treasury shares		0			0			0			0			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Net gains (losses) on treasury shares sold		0			0			0			0			0			0			0			0	[1]					0					0					0					0					0					0			0						0
Other		300			(136)			0			(99)			(37)			0			0			0	[1]					0					0					0					0					0					0			436	[7]					(1)
Equity, ending balance at Jun. 30, 2026		€ 82,335			€ 68,616			€ 4,891			€ 37,761			€ 31,314			€ (841)			€ (328)			€ (4,180)	[1]					€ (851)					€ (207)					€ (371)					€ 0					€ (2,762)					€ 11			€ 12,144						€ 1,575

[1]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax
[2]	Excluding unrealized net gains (losses) from equity method investments
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS
[4]	At January 3, 2025, Deutsche Bank cancelled 46.4 million of its common shares. The cancellation reduced the nominal value of the shares by € 119 million. The cancelled shares had been held in common shares in treasury, at their acquisition cost of € 675 million. The difference between the common shares at cost and their nominal value has reduced additional paid-in capital by
€ 556 million

[5]	Includes the total maximum volume of common shares to be purchased under the share buyback program launched in the reporting period recognized as an obligation to repurchase common shares
[6]	Includes the volume of common shares repurchased under the share buyback program launched in the reporting period recognized as a reduction of the obligation to repurchase common shares. The acquisition costs of the repurchased shares are included in the total amount of treasury shares purchased. The remaining common shares to be purchased under the share buyback program 2026 of € 328 million are recognized in other liabilities

[7]	Includes net effect from issuance, repayment, purchase and sale of Additional Equity components